Short-Term Borrowings (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Short-Term Borrowings [Abstract]
Schedule of Short-Term Borrowings

	At September 30,	At December 31,
	2023	2022
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(82)	(198)
Letters of credit outstanding	—	—

Available unused credit	$1,918	$1,802

(a)
The weighted average interest rate for commercial paper was 5.41% and 4.58% at September 30, 2023 and December 31, 2022, respectively. All outstanding CP Notes at September 30, 2023 and December 31, 2022 had maturity dates of less than one year.

	At December 31,
	2022	2021
Total credit facility borrowing capacity	$2,000	$2,000
Credit facility outstanding borrowings	—	—
Commercial paper outstanding (a)	(198)	(215)
Letters of credit outstanding (b)	—	(8)

Available unused credit	$1,802	$1,777

(a)
The weighted average interest rates for commercial paper were 4.58% and 0.30% at December 31, 2022 and December 31, 2021, respectively. All outstanding CP Notes at December 31, 2022 and December 31, 2021 had maturity dates of less than one year.

(b)	The interest rate on the outstanding letters of credit at December 31, 2021 was 1.20% based on our credit ratings.